Loss Per Share (Details) - shares shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of net loss per share	4.8	4.5	4.8	4.5